Non-financial Assets and Liabilities - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	$ 3,021	$ 2,293
Additions	188	1,721
Exchange differences	(20)	23
Depreciation charge	(1,144)	(1,016)	$ (585)
Property Plant and Equipment, Ending Balance	2,045	3,021	2,293
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	12,469
Property Plant and Equipment, Ending Balance	12,150	12,469
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(9,448)
Property Plant and Equipment, Ending Balance	(10,105)	(9,448)
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	1,953	1,336
Additions	143	1,427
Exchange differences	54	(75)
Depreciation charge	(942)	(735)
Property Plant and Equipment, Ending Balance	1,208	1,953	1,336
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	6,955
Property Plant and Equipment, Ending Balance	6,846	6,955
Plant and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(5,002)
Property Plant and Equipment, Ending Balance	(5,638)	(5,002)
Office Furniture and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	811	707
Additions	3	138
Exchange differences	(70)	89
Depreciation charge	(52)	(123)
Property Plant and Equipment, Ending Balance	692	811	707
Office Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	2,009
Property Plant and Equipment, Ending Balance	1,925	2,009
Office Furniture and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(1,198)
Property Plant and Equipment, Ending Balance	(1,233)	(1,198)
Computer Hardware and Software
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	257	250
Additions	42	156
Exchange differences	(4)	9
Depreciation charge	(150)	(158)
Property Plant and Equipment, Ending Balance	145	257	$ 250
Computer Hardware and Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	3,505
Property Plant and Equipment, Ending Balance	3,379	3,505
Computer Hardware and Software | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(3,248)
Property Plant and Equipment, Ending Balance	$ (3,234)	$ (3,248)